Income per Common Share: (Details Narrative) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Aug. 23, 2021
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrant outstanding	1,591,062	1,591,062	1,591,062
Warrants exercise price	$ 5.60	$ 5.60	$ 5.60	$ 8.75
Preferred stock shares conversion price	$ 5.60
Restricted Stock Units (RSUs) [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of unvested warrant to purchase shares of common stock	20,000	55,000
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Number of unvested warrant to purchase shares of common stock	267,857
Common Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrant outstanding	3,460
Warrants exercise price	$ 5.60
Warrants issued to purchase of securities	3,460	4,000
Warrant exercise price increase	$ 5.60	$ 5.60
Series A Convertible Preferred Shares [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrant outstanding	1,591,062
Warrants exercise price	$ 24.97	$ 24.97
Warrants issued to purchase of securities	4,683	4,683
Converted Preferred shares	303,631	403,831
Preferred stock shares conversion price	$ 5.60	$ 5.60
Underwriters Warrants [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrants issued to purchase of securities	3,460	4,000
Over-Allotment Option [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Warrant outstanding	4,683	4,683